Executive Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Executive Share-Based Compensation
22)	EXECUTIVE SHARE-BASED COMPENSATION
Stock-based awards granted to executives are defined as equity instruments, considering that the services received from employees are settled by delivering shares. The cost of these equity instruments represents their estimated fair value at the grant date of each plan and is recognized in the statement of income during the periods in which the executives render services and vest the exercise rights.
Cemex, S.A.B. de C.V. sponsors different long-term restricted share-based compensation programs for a wide range of executives. For eligible executives, stock-based compensation represents a fixed percentage of such executive’s annual compensation (the “Stock Bonus”). This Stock Bonus was paid in the Parent Company’s CPOs until December 31, 2023 and is paid in the Parent Company’s ADSs beginning January 1, 2024, considering certain management improvements that do not affect employees, and which number is determined on the award date by reference to the Stock Bonus amount and the stock market price of such award date (i.e., once the number of shares is determined, such number is fixed and will not change as a result of changes in the stock market price).
Under our long-term share-based compensation programs, the Company sponsors a program oriented to our top management, which is subject to internal and external performance metrics and rendering of services over a three-year period (the “Performance Plan”), and another program for key executives and key performers, which is subject only to the passage of time and rendering of services over a four-year period (the “Ordinary Plan” together with the Performance Plan, the “Share-Based Compensation Programs”). Shares awarded under the Ordinary Plan are initially restricted for sale and are proportionately released to the executives as services are rendered at the end of each year at a 25% rate over a four-year period, to the extent they remain in the Company at each settlement date. Once the executive is no longer employed by the Company, any shares awarded under the Ordinary Plan are generally forfeited. The Performance Plan, depending on their weighted achievement, may result in a final payout at the end of the third year between 0% and 200% of the target for each award. The fair value of the awards under the Performance Plan is determined by using an option pricing model.
For the years 2024, 2023 and 2022, the changes in connection with the Share-Based Compensation Programs were as follows:

					ADSs equivalents delivered (thousands)
Plan	Target number of ADSs (thousands) 1	ADS price at award’s date 2	Fair value (%)	Fair value (millions)	2024	2023	2022	ADSs Forfeited (thousands)	ADSs Outstanding (thousands) 3
Performance Plans
2019	2,303.0	$4.4	130%	13.2	—	—	3,062.8	—	—
2020	4,146.0	$2.3	155%	14.8	—	8,448.2	—	—	—
2021	1,227.2	$8.0	150%	14.7	446.3	—	—	780.9	—
2022	2,403.6	$4.3	149%	15.4	—	—	—	—	3,571.7
2023	2,825.4	$6.4	145%	26.1	—	—	—	—	4,094.1
2024	1,976.7	$6.3	133%	16.6	—	—	—	—	2,621.5
Ordinary Plans
2019	8,048.2	$4.7	100%	37.5	—	42.4	1,521.4	118.3	—
2020	11,162.2	$2.5	100%	28.1	—	2,293.0	2,370.9	253.7	—
2021	5,716.6	$7.2	100%	41.3	1,210.7	1,442.7	1,465.6	56.6	4.2
2022	9,483.0	$4.9	100%	46.0	2,166.0	2,450.5	2,499.8	26.4	2,298.8
2023	6,531.9	$5.9	100%	38.4	1,582.9	1,765.0	—	48.0	3,136.0
2024	8,531.7	$7.2	100%	61.5	2,248.0	—	—	—	6,283.7

					7,653.9	16,441.8	10,920.5	1,283.9	22,010.0

1	The target number of ADSs for the performance plans assume a 100% payout.

2	Average ADS price of the awards at the date of grant.

3
Until the final payout of the Performance Plans is known after the conclusion of the three-year period for each award, the number of ADSs outstanding assumes a payout considering the same percentage of fair value determined by the option pricing model.

The combined compensation expense related to the Share-Based Compensation Programs described above as determined considering the fair value of the awards at the date of grant in 2024, 2023 and 2022, was recognized in the operating results of each subsidiary where the executives render services against other equity reserves and amounted to $55 in 2024, $61 in 2023 and $52 in 2022. The compensation expense determined at the date of grant is not reversed when the final payout of the performance programs is lower than the estimated fair value. The required Parent Company’s ADSs delivered to the executives to meet the Company’s awards are either newly issued or purchased, at the Company’s election. For these purposes, from time to time, an external trust in which the executives are beneficiaries, may receive funding from Cemex to incur these purchases. When the Parent Company funds the executives’ trust, it recognizes a decrease in other equity reserves against cash. As of December 31, 2024, there were no options or commitments to make payments in cash to the executives based on changes in the market price of the Parent Company’s ADSs.